Expense Example - WisdomTree Equity Premium Income Digital Fund - WisdomTree Equity Premium Income Digital Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	$ 141